Non-Cash Transactions (Tables)	12 Months Ended
Jun. 30, 2022
IFRS Noncash Investing and Financing Items [Abstract]
Schedule of Non-cash Financing and Investing Activities

Non-cash Financing and Investing Activities	2022	2021
	$	$
Shares issued for exploration and evaluation assets	4,620,000	3,411,000
Shares issued for compensation	500,000	—
Shares issued for convertible loan	—	4,353,088
Exploration and evaluation expenditures included in accounts payable	305,994	152,564
Commercial plant expenditures included in accounts payable	1,775,149	—
Pilot plant expenditures included in accounts payable	67,919	225,265